Fair Value of Financial Instruments (Table)	6 Months Ended
Jun. 30, 2014
Derivative Fair Value Of Financial Instruments [Abstract]
Fair value of financial instruments
	June 30, 2014		December 31, 2013
	Book Value	Fair Value	Book Value	Fair Value
Cash and cash equivalents	$ 183,516	$ 183,516	$ 35,346	$ 35,346
Restricted cash	$1,175	$1,175	$34,606	$34,606
Accounts receivable, net	$10,991	$10,991	$16,298	$16,298
Loans receivable from affiliates	$578	$578	$280	$280
Accounts payable	$(3,047)	$(3,047)	$(3,171)	$(3,171)
Amounts due to related parties	$(3,195)	$(3,195)	$(204)	$(204)
Term Loan B facility, net of unamortized discount	$(431,615)	$(441,573)	$(433,304)	$(440,514)
Other long-term debt	$(99,028)	$(99,028)	$(100,020)	$(100,020)

Fair value measurements on a nonrecurring basis
		Fair Value Measurements at June 30, 2014 Using

	Total	Level I	Level II
Cash and cash equivalents	$183,516	$183,516	$-
Restricted cash	$ 1,175	$ 1,175	$-
Loans receivable from affiliates	$ 578	$578	$-
Term Loan B facility, net of unamortized discount(1)	$(441,573)	$-	$(441,573)
Other long-term debt (1)	$ (99,028)	$-	$ (99,028)

		Fair Value Measurements at December 31, 2013 Using

	Total	Level I	Level II
Cash and cash equivalents	$35,346	$35,346	$-
Restricted cash	$ 34,606	$ 34,606	$-
Loans receivable from affiliates	$ 280	$280	$-
Term Loan B facility, net of unamortized discount(1)	$(440,514)	$-	$(440,514)
Other long-term debt (1)	$ (100,020)	$-	$ (100,020)